Operations and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2015
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Schedule of Maximum Exposure to Loss from Variable Interest Entities
Our maximum exposure to loss from VIEs for which we are not the primary beneficiary was as follows:

	December 31,
(Millions of dollars)	2015	2014
Receivables - trade and other	$19	$36
Receivables - finance	466	216
Long-term receivables - finance	62	285
Investments in unconsolidated affiliated companies	35	83
Guarantees	175	129
Total	$757	$749

Schedule of Changes in Accounting Principles
Following are the impacts to financial statement line items as a result of the change in accounting principle for the periods presented in the accompanying consolidated financial statements:

Consolidated Statement of Results of Operations for the Years Ended December 31
(Dollars in millions except per share data)	2015
	Recast	Previously Reported	Effect of Accounting Change
Cost of goods sold	$33,546	$33,742	$(196)
Selling, general and administrative expenses	$4,951	$5,199	$(248)
Research and development expenses	$2,119	$2,165	$(46)
Other operating (income) expenses	$2,023	$2,062	$(39)
Total operating costs	$43,226	$43,755	$(529)
Operating profit	$3,785	$3,256	$529
Other income (expense)	$161	$106	$55
Consolidated profit before taxes	$3,439	$2,855	$584
Provision (benefit) for income taxes	$916	$742	$174
Profit of consolidated companies	$2,523	$2,113	$410
Profit of consolidated and affiliated companies	$2,523	$2,113	$410
Profit	$2,512	$2,102	$410
Profit per common share	$4.23	$3.54	$0.69
Profit per common share - diluted	$4.18	$3.50	$0.68

	2014
	Recast	Previously Reported	Effect of Accounting Change
Cost of goods sold	$40,718	$39,767	$951
Selling, general and administrative expenses	$6,529	$5,697	$832
Research and development expenses	$2,380	$2,135	$245
Other operating (income) expenses	$1,619	$1,633	$(14)
Total operating costs	$51,870	$49,856	$2,014
Operating profit	$3,314	$5,328	$(2,014)
Other income (expense)	$322	$239	$83
Consolidated profit before taxes	$3,152	$5,083	$(1,931)
Provision (benefit) for income taxes	$692	$1,380	$(688)
Profit of consolidated companies	$2,460	$3,703	$(1,243)
Profit of consolidated and affiliated companies	$2,468	$3,711	$(1,243)
Profit	$2,452	$3,695	$(1,243)
Profit per common share	$3.97	$5.99	$(2.02)
Profit per common share - diluted	$3.90	$5.88	$(1.98)

	2013
	Recast	Previously Reported	Effect of Accounting Change
Cost of goods sold	$38,432	$40,727	$(2,295)
Selling, general and administrative expenses	$4,122	$5,547	$(1,425)
Research and development expenses	$1,552	$2,046	$(494)
Other operating (income) expenses	$953	$981	$(28)
Total operating costs	$45,786	$50,028	$(4,242)
Operating profit	$9,870	$5,628	$4,242
Other income (expense)	$(34)	$(35)	$1
Consolidated profit before taxes	$9,371	$5,128	$4,243
Provision (benefit) for income taxes	$2,795	$1,319	$1,476
Profit of consolidated companies	$6,576	$3,809	$2,767
Profit of consolidated and affiliated companies	$6,570	$3,803	$2,767
Profit	$6,556	$3,789	$2,767
Profit per common share	$10.16	$5.87	$4.29
Profit per common share - diluted	$9.95	$5.75	$4.20

Consolidated Statement of Comprehensive Income for the Years Ended December 31
(Dollars in millions)	2015
	Recast	Previously Reported	Effect of Accounting Change

Profit of consolidated and affiliated companies	$2,523	$2,113	$410
Foreign currency translation, net of tax	$(973)	$(977)	$4
Pension and other postretirement benefits:
Current year actuarial gain (loss), net of tax	$—	$(10)	$10
Amortization of actuarial (gain) loss, net of tax	$—	$424	$(424)
Total other comprehensive income (loss), net of tax	$(988)	$(578)	$(410)

	2014
	Recast	Previously Reported	Effect of Accounting Change
Profit of consolidated and affiliated companies	$2,468	$3,711	$(1,243)
Foreign currency translation, net of tax	$(1,155)	$(1,164)	$9
Pension and other postretirement benefits:
Current year actuarial gain (loss), net of tax	$—	$(1,578)	$1,578
Amortization of actuarial (gain) loss, net of tax	$—	$344	$(344)
Total other comprehensive income (loss), net of tax	$(1,290)	$(2,533)	$1,243

	2013
	Recast	Previously Reported	Effect of Accounting Change
Profit of consolidated and affiliated companies	$6,570	$3,803	$2,767
Foreign currency translation, net of tax	$(251)	$(277)	$26
Pension and other postretirement benefits:
Current year actuarial gain (loss), net of tax	$—	$2,277	$(2,277)
Amortization of actuarial (gain) loss, net of tax	$—	$516	$(516)
Total other comprehensive income (loss), net of tax	$(229)	$2,538	$(2,767)

Consolidated Statement of Financial Position at December 31
(Dollars in millions)	2015			2014
	Recast	Previously Reported	Effect of Accounting Change	Recast	Previously Reported	Effect of Accounting Change
Profit employed in the business	$29,246	$34,208	$(4,962)	$28,515	$33,887	$(5,372)
Accumulated other comprehensive income (loss)	$(2,035)	$(6,997)	$4,962	$(1,059)	$(6,431)	$5,372

Consolidated Statement of Changes in Stockholders' Equity for the Years Ended December 31
(Dollars in millions)	2015
	Recast	Previously Reported	Effect of Accounting Change
Profit of consolidated and affiliated companies	$2,523	$2,113	$410
Foreign currency translation, net of tax	$(973)	$(977)	$4
Pension and other postretirement benefits, net of tax	$(38)	$376	$(414)

	2014
	Recast	Previously Reported	Effect of Accounting Change
Profit of consolidated and affiliated companies	$2,468	$3,711	$(1,243)
Foreign currency translation, net of tax	$(1,155)	$(1,164)	$9
Pension and other postretirement benefits, net of tax	$(21)	$(1,255)	$1,234

	2013
	Recast	Previously Reported	Effect of Accounting Change
Profit of consolidated and affiliated companies	$6,570	$3,803	$2,767
Foreign currency translation, net of tax	$(251)	$(277)	$26
Pension and other postretirement benefits, net of tax	$(31)	$2,762	$(2,793)

Consolidated Statement of Cash Flow for the Years Ended December 31
(Millions of dollars)	2015
Cash flow from operating activities:	Recast	Previously Reported	Effect of Accounting Change
Profit of consolidated and affiliated companies	$2,523	$2,113	$410
Adjustments for non-cash items:
Provision (benefit) for deferred income taxes	$(307)	$—	$(307)
Actuarial (gain) loss on pension and postretirement benefits	$179	$—	$179
Other	$453	$508	$(55)
Changes in assets and liabilities, net of acquisitions and divestitures:
Other assets – net	$143	$(220)	$363
Other liabilities – net	$(146)	$444	$(590)

	2014
Cash flow from operating activities:	Recast	Previously Reported	Effect of Accounting Change
Profit of consolidated and affiliated companies	$2,468	$3,711	$(1,243)
Adjustments for non-cash items:
Provision (benefit) for deferred income taxes	$(954)	$—	$(954)
Actuarial (gain) loss on pension and postretirement benefits	$2,624	$—	$2,624
Other	$470	$553	$(83)
Changes in assets and liabilities, net of acquisitions and divestitures:
Other assets – net	$(139)	$(300)	$161
Other liabilities – net	$(359)	$146	$(505)

	2013
Cash flow from operating activities:	Recast	Previously Reported	Effect of Accounting Change
Profit of consolidated and affiliated companies	$6,570	$3,803	$2,767
Adjustments for non-cash items:
Provision (benefit) for deferred income taxes	$1,550	$—	$1,550
Actuarial (gain) loss on pension and postretirement benefits	$(3,441)	$—	$(3,441)
Other	$481	$482	$(1)
Changes in assets and liabilities, net of acquisitions and divestitures:
Other assets – net	$(112)	$(49)	$(63)
Other liabilities – net	$(883)	$(71)	$(812)

The above tables include changes resulting from reclassifications between financial statement line items.